STOCKHOLDERS' EQUITY (Tax Benefit (Expense)) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive Income (Loss), Tax	$ (18)	$ (288)	$ 233
Unrealized (gains) losses on investments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive Income (Loss), Tax	17	26	(2)
Cumulative translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive Income (Loss), Tax	(6)	(98)	(171)
Pension and other postretirement benefit plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive Income (Loss), Tax	(9)	(213)	438
Derivative Instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Comprehensive Income (Loss), Tax	$ (20)	$ (3)	$ (32)